Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 17,502	$ 16,377	$ 15,931
Interest expense (including $23, $10 and $6, to subsidiaries, respectively)	16,303	3,614	227
(Benefit) for income taxes	800	768	877
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,286	2,573	3,759
Preferred stock dividends and redemption charge	(235)	(211)	(207)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,051	2,362	3,552
Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Interest expense (including $23, $10 and $6, to subsidiaries, respectively)	23	10	6
Parent Company
Condensed Income Statements, Captions [Line Items]
(Loss) on securities held for sale	(1)	0	0
Other revenue	83	57	56
Total revenue	4,759	2,005	3,682
Interest expense (including $23, $10 and $6, to subsidiaries, respectively)	1,716	853	339
Other expense	291	433	153
Total expense	2,007	1,286	492
Income before income taxes and equity in undistributed net income of subsidiaries	2,752	719	3,190
(Benefit) for income taxes	(258)	(190)	(92)
Equity in undistributed net income:	276	1,664	477
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,286	2,573	3,759
Preferred stock dividends and redemption charge	(235)	(211)	(207)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,051	2,362	3,552
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	3,472	1,006	2,490
Interest revenue from subsidiaries	71	25	0
Equity in undistributed net income:	(313)	1,696	282
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	1,070	880	1,106
Interest revenue from subsidiaries	64	37	30
Equity in undistributed net income:	$ 589	$ (32)	$ 195